Goodwill and Other Intangible Assets - Carrying amount of goodwill and intangible assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill beginning balance			$ 1,452,338
Impairment			(1,452,338)
Acquisition fair value adjustments		$ (1,765,789)
Reclassified to discontinued operations		(3,301,959)
Intangible Assets
Intangible assets beginning balance		3,500,000
Amortization of intangible asset		(1,030,625)
Intangible assets, ending balance			3,500,000
Intangible Assets
Intangible Assets
Intangible assets beginning balance
Acquisition fair value adjustments		(1,500,000)
Amortization of intangible asset		(1,030,625)
Reclassified to discontinued operations		(8,669,375)
Intangible assets, ending balance
Elusys Therapeutics
Goodwill
Acquisition fair value adjustments	$ (1,200,000)